Summary of significant accounting policies - Fair value of financial instruments (Details) - Series A Convertible Preferred Shares Forward Purchase Liabilities - Fair Value, Recurring $ in Thousands	Dec. 31, 2023 USD ($)
Fair value of financial instruments
Balance at fair value	$ 40,344
Level 3
Fair value of financial instruments
Balance at fair value	$ 40,344